Consolidated Statement of Changes in Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Jun. 30, 2019	$ 5,000	$ 227,225		$ (314,514)	$ (82,264)
Beginning balance, shares at Jun. 30, 2019	5,000,000	227,250,000
Net loss for the year
Ending balance at Jun. 30, 2020	$ 5,000	$ 227,225		(314,514)	(82,264)
Ending balance, shares at Jun. 30, 2020	5,000,000	227,250,000
Net loss for the year				(6,866)	(6,866)
Ending balance at Jun. 30, 2021	$ 5,000	$ 227,250		$ (321,380)	$ (89,130)
Ending balance, shares at Jun. 30, 2021	5,000,000	227,250,000